UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II



PERIMETER SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2010








                                 [LOGO OMITTED]

                                   [PERIMETER
                               CAPITAL MANAGEMENT









                                                INVESTMENT ADVISER:
                                                PERIMETER CAPITAL MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................   1
Schedule of Investments ....................................................   3
Statement of Assets & Liabilities ..........................................  11
Statement of Operations ....................................................  12
Statement of Changes in Net Assets .........................................  13
Financial Highlights .......................................................  15
Notes to Financial Statements ..............................................  17
Disclosure of Fund Expenses ................................................  25
Approval of Investment Advisory Agreement ..................................  27
Shareholder Voting Results .................................................  30
--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

SHAREHOLDERS' LETTER

Dear Shareholders:

The Perimeter Small Cap Growth Fund returned +4.72% (I Shares) and +4.73% (Investor Class) over the last six months versus the +7.05% return of the Russell 2000 Growth Index. While the market continued its upward trajectory as companies began reporting better than expected earnings, a closer look reveals the market's rally during this period was predominantly led by value stocks and more highly leveraged companies. The persistence of this phenomenon created a headwind to performance for those managers focused on investing in companies with solid financial fundamentals. The magnitude of this effect began abating late in the fourth quarter of 2009.

Sector allocation helped to provide positive contribution. A significant portion of the allocation benefit came from our underweight in Healthcare, one of the market's worst performing sectors for the period. For a variety of reasons, including government reform and the unprecedented economic impact on the sector from the recession, we were significantly underweight in the Healthcare sector during the year.

Overall stock selection was challenged due to the aforementioned reasons and was particularly difficult in the Healthcare sector. Specifically, we experienced negative news impacting two of our holdings -- CardioNet (BEAT) and Synovis Life Technologies (SYNO). CardioNet stock fell on concerns of significantly reduced reimbursement rates, while Synovis announced a strategic but dilutive acquisition and reported second quarter earnings short of expectations. We have since sold CardioNet but retained our Synovis position. Lastly, a highly unprofitable biotechnology company that we did NOT own but that resides in the benchmark - Human Genome Sciences Inc. (HGSI) detracted almost 0.50% of relative performance.

OUTLOOK

Leading economic indicators, which bottomed in March 2009, continued their positive trend and drove the market upward through the end of the year. However, by the nature of any recovery, acceleration in such economic data cannot continue indefinitely. At some point in the next few months, we expect to reach an inflection point, which may cause the market to rest. Evidence of such a slowdown appeared mid-January, as the market began correcting as the Chinese government took steps to slow down its economy amid signs of overheating.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

We are also carefully watching government action as it relates to the purchase of Mortgage-Backed Securities (MBS). This TARP component will expire in March and the government may or may not decide to continue propping up the housing market by keeping mortgage rates low. Since housing prices are closely tied to consumer sentiment, this could be a watershed moment. There is also the potential for inflation and the possibility that the Federal Reserve will begin to raise interest rates toward the middle of the year. As a result, there are many questions surrounding the sustainability of the market's advance. Although 2010 may prove to be another positive year for stocks, we feel it is unlikely that we will see returns commensurate with 2009.

We have believed that one of the key factors driving stock market returns over the past year was the wide variance in valuation levels between stocks. Higher quality, more fairly valued stocks underperformed in 2009, while the lowest quality, cheapest and lowest valued stocks performed the best. Looking forward, now that valuation levels between stocks have narrowed, we believe that the market will focus on higher quality companies with strong balance sheets and improving fundamentals that can deliver growth in the coming year.






THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE TROUBLED ASSET RELIEF PROGRAM (TARP) COMMENCED IN OCTOBER 2008 AS A MEANS WHEREBY THE U.S. TREASURY COULD BUY ILLIQUID ASSETS FROM BANKS AND OTHER FINANCIAL INSTITUTIONS, THUS ALLOWING THEM TO STABILIZE THEIR BALANCE SHEETS. THE SCHEME WAS INTRODUCED IN THE WAKE OF THE U.S. SUBPRIME SCANDAL, SO A SIGNIFICANT PROPORTION OF THE DERIVATIVES THAT HAVE BEEN PURCHASED BY THE U.S. TREASURY ARE LINKED TO DEBT OBLIGATIONS COVERING UNDERLYING PROPERTY LOANS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+(1) :
--------------------------------------------------------------------------------



                              [BAR GRAPH OMITTED]

26.3% Information Technology
19.6% Consumer Discretionary
15.6% Health Care
12.9% Industrials
6.4% Energy
6.3% Financials
4.3% Materials
3.3% Consumer Staples
2.1% Telecommunication Services
1.5% Exchange Traded Fund
1.3% Cash Equivalent
0.4% Utilities


+   PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
(1) MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.6%**
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
CONSUMER DISCRETIONARY -- 19.8%
   Aaron Rents ..................................    69,951         $ 1,948,835
   American Public Education* ...................    38,072           1,452,066
   ATC Technology* ..............................    69,365           1,517,013
   Bally Technologies* ..........................    30,080           1,193,274
   Big Lots* ....................................    73,460           2,086,999
   BJ's Restaurants* ............................    82,353           1,740,942
   Buffalo Wild Wings* ..........................    22,430           1,049,948
   Carter's* ....................................    75,120           1,942,603
   Cheesecake Factory* ..........................    77,720           1,643,001
   ChinaCast Education* .........................   160,926           1,068,549
   Cooper Tire & Rubber .........................    25,460             433,584
   Deckers Outdoor* .............................    19,540           1,918,242
   DG FastChannel* ..............................    15,170             413,382
   Dress Barn* ..................................    94,650           2,228,061
   Drew Industries* .............................    67,149           1,248,971
   Finish Line, Cl A ............................   134,290           1,489,276
   Genesco* .....................................    72,301           1,704,858
   Grand Canyon Education* ......................    98,610           1,969,242
   Gymboree* ....................................    30,540           1,191,365
   hhgregg* .....................................    77,688           1,654,754




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
CONSUMER DISCRETIONARY -- continued
   Hibbett Sports* ..............................    89,181         $ 1,892,421
   Iconix Brand Group* ..........................   143,750           1,814,125
   Imax* ........................................   153,040           1,958,912
   Jarden .......................................    81,630           2,488,082
   Jo Ann Stores* ...............................       442              15,479
   JOS A Bank Clothiers* ........................    45,952           1,925,848
   Maidenform Brands* ...........................   109,260           1,633,437
   Monro Muffler ................................    60,560           2,072,363
   National Presto Industries ...................    15,515           1,776,778
   O'Charleys* ..................................   108,064             799,674
   Penn National Gaming* ........................    73,620           1,986,268
   Penske Auto Group ............................   123,896           1,741,978
   PEP Boys Manny Moe & Jack ....................   178,800           1,492,980
   Shoe Carnival* ...............................    33,959             620,431
   Steven Madden* ...............................    45,871           1,841,262
   Texas Roadhouse, Cl A* .......................   157,470           1,831,376
   TrueBlue* ....................................   127,093           1,844,119
   Ulta Salon Cosmetics & Fragrance* ............    59,861           1,161,303
   Warnaco Group* ...............................    47,632           1,844,311
   Westport Innovations* ........................    82,092           1,017,941
   Williams Sonoma ..............................    76,560           1,453,109
   WMS Industries* ..............................    40,400           1,498,032
                                                                    -----------
                                                                     64,605,194
                                                                    -----------
CONSUMER STAPLES -- 3.4%
   Boston Beer, Cl A* ...........................     7,106             325,810
   Calavo Growers ...............................    79,793           1,337,331
   Central European Distribution* ...............    58,529           1,875,854
   Cott* ........................................   153,240           1,238,179
   Darling International* .......................   233,312           1,817,500
   Diamond Foods ................................    52,780           1,895,858
   Flowers Foods ................................    81,965           1,990,930
   QKL Stores* ..................................    81,460             480,614
                                                                    -----------
                                                                     10,962,076
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
ENERGY -- 6.5%
   Bill Barrett* ................................    42,457         $ 1,316,167
   Cano Petroleum* ..............................   469,420             464,726
   Carrizo Oil & Gas* ...........................    55,460           1,331,040
   Comstock Resources* ..........................    43,210           1,684,758
   Core Laboratories ............................    15,730           1,839,624
   EXCO Resources ...............................    69,700           1,222,538
   Georesources* ................................    40,340             515,545
   Hercules Offshore* ...........................   287,807           1,122,447
   Hornbeck Offshore Services* ..................    45,469             978,038
   Key Energy Services* .........................   144,520           1,397,508
   Natural Gas Services Group* ..................    75,311           1,183,136
   North American Energy Partners* ..............   221,747           1,443,573
   Oil States International* ....................    47,870           1,763,531
   Penn Virginia ................................    80,710           1,958,832
   Rex Energy* ..................................    65,590             812,660
   Unit* ........................................    45,660           2,079,356
                                                                    -----------
                                                                     21,113,479
                                                                    -----------
FINANCIALS -- 6.3%
   Argo Group International Holdings* ...........    36,140             966,384
   Cash America International ...................    61,490           2,311,409
   Encore Capital Group* ........................   100,612           1,586,651
   First Cash Financial Services* ...............    77,300           1,764,759
   First Citizens BancShares, Cl A ..............     9,280           1,556,349
   HUB Group, Cl A* .............................    70,812           1,707,277
   Infinity Property & Casualty .................    34,659           1,374,576
   Oppenheimer Holdings, Cl A ...................    29,580             807,830
   Pinnacle Financial Partners* .................    67,318           1,017,848
   Provident Financial Services .................    82,340             938,676
   Stifel Financial* ............................    38,570           2,017,211
   Tower Group ..................................    77,210           1,706,341
   United Community Banks* ......................   210,341             944,431
   Universal American* ..........................    36,530             488,041
   Zions Bancorporation .........................    79,700           1,511,909
                                                                    -----------
                                                                     20,699,692
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             PERIMETER SMALL
                                                               CAP GROWTH FUND
                                                               JANUARY 31, 2010
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
HEALTH CARE -- 15.8%
   Air Methods* .................................    46,150         $ 1,410,805
   Alexion Pharmaceuticals* .....................    45,740           2,120,964
   Alnylam Pharmaceuticals* .....................   110,800           1,872,520
   Amedisys* ....................................    40,630           2,232,618
   American Medical Systems Holdings* ...........   130,610           2,507,712
   Atrion .......................................     8,760           1,236,649
   Bio Reference Labs* ..........................    43,964           1,661,839
   Bruker BioSciences* ..........................   206,406           2,532,602
   Emergency Medical Services, Cl A* ............    24,524           1,287,755
   Ensign Group .................................    57,110             976,010
   ev3* .........................................   152,614           2,225,112
   Genoptix* ....................................    50,590           1,647,210
   Haemonetics* .................................    36,990           2,094,004
   Hanger Orthopedic Group* .....................    50,180             815,927
   ICON ADR* ....................................    73,738           1,831,652
   ICU Medical* .................................    12,350             429,533
   Impax Laboratories* ..........................    77,380           1,028,380
   Isis Pharmaceuticals* ........................   155,250           1,732,590
   Kendle International* ........................    74,422           1,506,301
   LHC Group* ...................................    56,495           1,739,481
   Oculus Innovative Sciences* ..................   126,998             243,836
   Odyssey HealthCare* ..........................   109,270           1,604,084
   Omnicell* ....................................    82,250             985,355
   Onyx Pharmaceuticals* ........................    28,950             832,602
   Par Pharmaceutical* ..........................    52,380           1,378,642
   Phase Forward* ...............................   123,375           1,803,743
   Psychiatric Solutions* .......................    67,493           1,488,221
   RehabCare Group* .............................    44,830           1,302,760
   Salix Pharmaceuticals* .......................    88,730           2,596,240
   Sirona Dental Systems* .......................    71,200           2,290,504
   Synovis Life Technologies* ...................   144,623           1,841,051
   Theravance* ..................................    72,140             791,376
   US Physical Therapy* .........................    93,981           1,471,742
                                                                    -----------
                                                                     51,519,820
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
INDUSTRIALS -- 13.1%
   Advisory Board* ..............................    55,480         $ 1,791,449
   AirTran Holdings* ............................   250,140           1,205,675
   Amerigon* ....................................   123,253           1,004,512
   APAC Customer Services* ......................   277,110           1,435,430
   Applied Signal Technology ....................    65,878           1,171,970
   Capstone Turbine* ............................   812,591             934,480
   Celadon Group* ...............................   201,945           1,983,100
   Columbus McKinnon* ...........................   107,190           1,455,640
   Consolidated Graphics* .......................    54,860           1,851,525
   CRA International* ...........................    60,740           1,576,203
   EnergySolutions ..............................   173,012           1,444,650
   EnerSys* .....................................    78,520           1,530,355
   EnPro Industries* ............................    47,180           1,148,833
   Esterline Technologies* ......................    34,240           1,292,902
   FTI Consulting* ..............................    43,020           1,783,179
   Genco Shipping & Trading* ....................    65,150           1,248,274
   GrafTech International* ......................    93,170           1,170,215
   Harbin Electric* .............................    98,341           1,669,830
   Heidrick & Struggles International ...........    45,960           1,168,763
   II VI* .......................................    77,616           2,075,452
   Kansas City Southern* ........................    74,370           2,208,789
   Kforce* ......................................   141,815           1,896,067
   Marten Transport* ............................    75,043           1,321,507
   NVE* .........................................    25,836           1,077,361
   Orion Marine Group* ..........................    71,130           1,346,491
   Solutia* .....................................   141,430           1,944,662
   Teledyne Technologies* .......................    20,513             764,314
   VSE ..........................................    22,254           1,127,610
   Waste Connections* ...........................    65,070           2,093,302
                                                                    -----------
                                                                     42,722,540
                                                                    -----------
INFORMATION TECHNOLOGY -- 26.7%
   Acme Packet* .................................   128,989           1,335,036
   Actuate* .....................................   232,960           1,162,470
   Advanced Analogic Technologies* ..............   303,432           1,013,463


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
INFORMATION TECHNOLOGY -- continued
   Anadigics* ...................................   355,730         $ 1,287,743
   Art Technology Group* ........................   482,980           2,163,750
   Atheros Communications* ......................    25,150             806,560
   Blue Coat Systems* ...........................    74,160           1,828,044
   CACI International, Cl A* ....................    46,160           2,214,295
   Clicksoftware Technologies* ..................   269,392           1,802,232
   Cogent* ......................................   156,163           1,613,164
   Compellent Technologies* .....................    79,670           1,583,840
   Compuware* ...................................   269,130           2,042,697
   Comtech Telecommunications* ..................    60,485           2,138,750
   Convergys* ...................................   203,570           2,178,199
   Cray* ........................................   160,040             755,389
   CSG Systems International* ...................    98,420           1,910,332
   Cybersource* .................................   136,570           2,469,186
   EPIQ Systems* ................................   159,045           1,900,588
   GigaMedia* ...................................   118,296             324,131
   Infospace* ...................................   188,370           1,746,190
   Interactive Intelligence* ....................    85,364           1,476,797
   Isilon Systems* ..............................    83,790             518,660
   JDA Software Group* ..........................    76,698           2,010,255
   MasTec* ......................................   163,100           2,004,499
   Maxwell Technologies* ........................    57,050             832,930
   Microsemi* ...................................    99,030           1,479,508
   MIPS Technologies, Cl A* .....................   368,330           1,421,754
   Move* ........................................   395,730             692,527
   Net 1 UEPS Technologies* .....................    78,850           1,409,838
   Netgear* .....................................    95,407           1,969,200
   NIC ..........................................   178,147           1,510,686
   Nice Systems ADR* ............................    88,629           2,579,990
   Novatel Wireless* ............................   171,280           1,281,174
   O2Micro International ADR* ...................   371,401           1,741,871
   Open Text* ...................................    53,610           2,113,306
   Oplink Communications* .......................   107,097           1,590,390
   OYO Geospace* ................................    29,420           1,102,367
   Quality Systems ..............................    29,440           1,517,338
   Quest Software* ..............................   109,100           1,878,702


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                    -------         -----------
INFORMATION TECHNOLOGY -- continued
   Radiant Systems* .............................   114,216         $ 1,319,195
   Silicon Motion Technology* ...................   193,054             610,051
   Smith Micro Software* ........................   219,456           1,700,784
   Solera Holdings ..............................    77,960           2,581,256
   Sybase* ......................................    43,993           1,789,195
   Systemax .....................................    50,020             876,851
   TeleCommunication Systems, Cl A* .............   197,430           1,729,487
   Terremark Worldwide* .........................   142,470           1,165,405
   TIBCO Software* ..............................   182,510           1,635,290
   Tyler Technologies* ..........................   103,810           1,944,361
   Ultimate Software Group* .....................    35,140           1,050,686
   United Online ................................    98,174             620,460
   Valueclick* ..................................   198,230           1,833,627
   Vivus* .......................................   316,373           2,673,352
   Web.com Group* ...............................   221,800           1,237,644
   Wright Express* ..............................    46,240           1,357,606
   Zoran* .......................................   134,938           1,480,270
                                                                    -----------
                                                                     87,013,371
                                                                    -----------
MATERIALS -- 4.3%
   AK Steel Holding .............................    77,770           1,581,842
   Aptargroup ...................................    28,329           1,005,113
   Buckeye Technologies* ........................   147,330           1,685,455
   Cabot ........................................    70,840           1,826,255
   Gammon Gold* .................................   186,040           1,605,525
   Silgan Holdings ..............................    22,710           1,177,514
   Spartech .....................................    83,670             844,230
   Stillwater Mining* ...........................   215,880           2,169,594
   Thompson Creek Metals* .......................   186,550           2,163,980
                                                                    -----------
                                                                     14,059,508
                                                                    -----------
TELECOMMUNICATION SERVICES -- 2.2%
   Atlantic Telegraph Network ...................    24,790           1,200,580
   GeoEye* ......................................    62,521           1,604,914
   Globecomm Systems* ...........................   173,241           1,259,462


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                     SHARES            VALUE
                                                    -------         -----------
TELECOMMUNICATION SERVICES -- continued
   STEC* ........................................    67,700        $    949,154
   Syniverse Holdings* ..........................   119,241           2,004,441
                                                                   ------------
                                                                      7,018,551
                                                                   ------------
UTILITIES -- 0.5%
   Avista .......................................    73,650           1,500,987
                                                                   ------------
   TOTAL COMMON STOCK
       (Cost $289,572,353) ......................                   321,215,218
                                                                   ------------
--------------------------------------------------------------------------------
 EXCHANGE TRADED FUND -- 1.5%
--------------------------------------------------------------------------------
   iShares Russell 2000 Growth Index Fund
       (Cost $5,150,729) ........................    74,140           4,835,411
                                                                   ------------
--------------------------------------------------------------------------------
 SHORT TERM INVESTMENT -- 1.3%
--------------------------------------------------------------------------------
   Union Bank N.A. Money
       Market Fund, 0.020% (A)
       (Cost $4,208,274) ........................ 4,208,274           4,208,274
                                                                   ------------
   TOTAL INVESTMENTS -- 101.4%
       (Cost $298,931,356) ......................                  $330,258,903
                                                                   ============

Percentages are based on Net Assets of $325,772,146.
* Non income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A) The rate reported is the 7 day effective yield as of January 31, 2010. ADR -- American Depositary Receipt
Cl -- Class





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2010
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets:
  Investments at Value (Cost $298,931,356) ....................      $330,258,903
  Receivable for Capital Shares Sold ..........................         1,699,813
  Receivable for Investment Securities Sold ...................         1,480,650
  Dividends Receivable ........................................            32,035
  Cash ........................................................             2,856
  Receivable for Dividend Tax Reclaim .........................               204
  Prepaid Expenses ............................................            21,469
                                                                     ------------
    Total Assets ..............................................       333,495,930
                                                                     ------------
Liabilities:
  Payable for Investment Securities Purchased .................         6,960,800
  Payable for Capital Shares Redeemed .........................           345,508
  Payable due to Investment Adviser ...........................           229,858
  Payable due to Administrator ................................            27,417
  Chief Compliance Officer Fees Payable .......................             2,361
  Payable due to Trustees .....................................             1,708
  Other Accrued Expenses ......................................           156,132
                                                                     ------------
    Total Liabilities .........................................         7,723,784
                                                                     ------------
Net Assets ....................................................      $325,772,146
                                                                     ============
Net Assets Consist of:
  Paid-in Capital .............................................      $324,446,763
  Accumulated Net Investment Loss .............................        (1,172,768)
  Accumulated Net Realized Loss on Investments ................       (28,829,396)
  Net Unrealized Appreciation on Investments                           31,327,547
                                                                     ------------
Net Assets ....................................................      $325,772,146
                                                                     ============
Net Asset Value, Offering and Redemption Price Per Share --
  (unlimited authorization -- no par value)
  Investor Class ($163,860,059 + 18,518,840) ..................             $8.85
                                                                            =====
Net Asset Value, Offering and Redemption Price Per Share --
  (unlimited authorization -- no par value)
  I Shares ($161,912,087 + 18,229,425) ........................             $8.88
                                                                            =====


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                         PERIMETER SMALL CAP
                                                           GROWTH FUND FOR
                                                           THE SIX MONTHS ENDED
                                                           JANUARY 31, 2010
                                                           (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Investment Income
Dividend Income (net of foreign taxes withheld of $577) ......      $   711,542
                                                                    -----------
  Total Investment Income ....................................          711,542
                                                                    -----------
Expenses
Investment Advisory Fees .....................................        1,444,412
Administration Fees ..........................................          153,598
Transfer Agent Fees ..........................................          139,138
Shareholder Servicing Fees (1) ...............................           99,235
Printing Fees ................................................           65,446
Legal Fees (2) ...............................................           58,617
Registration Fees ............................................           20,076
Audit Fees ...................................................            8,121
Custodian Fees ...............................................            6,240
Trustees' Fees ...............................................            3,621
Chief Compliance Officer Fees ................................            2,827
Insurance and Other Expenses .................................            7,230
                                                                    -----------
  Total Expenses .............................................        2,008,561
                                                                    -----------
Less: Waiver of Investment Advisory Fees .....................         (123,496)
     Fees Paid Indirectly (See Note 4) .......................             (755)
                                                                    -----------
  Net Expenses ...............................................        1,884,310
                                                                    -----------
Net Investment Loss ..........................................       (1,172,768)
                                                                    -----------
Net Realized Gain on Investments .............................       14,408,131
Net Change in Unrealized Appreciation (Depreciation)
  on Investments .............................................        1,116,283
                                                                    -----------
Net Realized and Unrealized Gain on Investments ..............       15,524,414
                                                                    -----------
Net Increase in Net Assets Resulting from Operations .........      $14,351,646
                                                                    ===========


(1) Attributable to Investor Class Shares.

(2) Legal Fees of $18,584 accrued during the period were considered extraordinary fees and were accrued outside of the Adviser's expense limitation agreement.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended                 Year
                                                           January 31,             Ended
                                                              2010                July 31,
                                                           (Unaudited)              2009
                                                          ------------         ------------
Operations:
  Net Investment Loss .................................   $ (1,172,768)        $  1,079,035)
  Net Realized Gain (Loss) on Investments                   14,408,131           34,013,994)
  Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................      1,116,283           29,261,542
                                                          ------------         ------------
  Net Increase (Decrease) in Net Assets Resulting
     from Operations ..................................     14,351,646           (5,831,487)
                                                          ------------         ------------
Capital Share Transactions:
Investor Shares
  Issued ..............................................     33,915,715           68,694,538
  Redeemed ............................................    (15,246,546)         (32,087,569)
                                                          ------------         ------------
  Net Increase in Net Assets from Investor Class
     Share Transactions ...............................     18,669,169           36,606,969
                                                          ------------         ------------
I Shares
  Issued ..............................................     27,261,358          127,592,277
  Redeemed ............................................    (28,344,946)         (13,505,986)
                                                          ------------         ------------
  Net Increase (Decrease) in Net Assets from
     I Shares Transactions ............................     (1,083,588)         114,086,291
                                                          ------------         ------------
Redemption Fees .......................................            836                2,414
                                                          ------------         ------------
     Net increase in Net Assets from Capital
       Share Transactions .............................     17,586,417          150,695,674
                                                          ------------         ------------
     Total Increase in Net Assets .....................     31,938,063          144,864,187
                                                          ------------         ------------
Net Assets:
Beginning of Period ...................................    293,834,083          148,969,896
                                                          ------------         ------------
End of Period .........................................   $325,772,146         $293,834,083
                                                          ============         ============
Accumulated Net Investment Loss .......................   $ (1,172,768)        $         --
                                                          ============         ============
 Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- continued
--------------------------------------------------------------------------------


                                                             Six Months
                                                               Ended                 Year
                                                            January 31,              Ended
                                                               2010                 July 31,
                                                            (Unaudited)              2009
                                                            -----------           ----------
Share Transactions:
Investor Shares
  Issued ...............................................     3,804,432             9,001,664
  Redeemed .............................................    (1,723,774)           (4,333,297)
                                                             ---------            ----------
  Net Increase in Shares Outstanding from
     Investor Class Share Transactions .................     2,080,658             4,668,367
                                                             ---------            ----------
I Shares
  Issued ...............................................     3,137,760            17,583,056
  Redeemed .............................................    (3,178,808)           (1,867,762)
                                                             ---------            ----------
  Net Increase (Decrease) in Shares Outstanding from
     I Shares Transactions .............................       (41,048)           15,715,294
                                                             ---------            ----------
     Total Increase in Shares Outstanding from
        Share Transactions .............................     2,039,610            20,383,661
                                                            ==========            ==========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                INVESTOR CLASS SHARES
                                                   -------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED           YEAR        YEAR       PERIOD
                                                   JANUARY 31,       ENDED       ENDED       ENDED
                                                      2010          JULY 31,    JULY 31,    JULY 31,
                                                   (UNAUDITED)       2009        2008        2007*
                                                    ---------       --------    --------    -------
Net Asset Value, Beginning of Period ............     $ 8.45         $10.40     $11.49      $10.00
                                                      ------         ------     ------      ------
Income from Operations:
  Net Investment Loss(1) ........................      (0.04)         (0.05)     (0.08)      (0.08)(2)
  Net Realized and Unrealized Gain (Loss)
     on Investments .............................       0.44          (1.90)     (0.88)       1.57(2)
                                                      ------         ------     ------      ------
Total from Operations ...........................       0.40          (1.95)     (0.96)       1.49
                                                      ------         ------     ------      ------
Dividends and Distributions from:
  Net Realized Gains ............................         --             --      (0.13)         --
                                                      ------         ------     ------      ------
Total Dividends and Distributions ...............         --             --     ( 0.13)         --
                                                      ------         ------     ------      ------
Redemption Fees .................................         --             --         --          --
                                                      ------         ------     ------      ------
Net Asset Value, End of Period ..................     $ 8.85         $ 8.45     $10.40      $11.49
                                                      ======         ======     ======      ======
Total Return+ ...................................      4.73%         (18.75)%    (8.47)%     14.90%
                                                      ======         ======     ======      ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ...........   $163,860       $138,929    $122,353    $53,100
Ratio of Expenses to Average Net Assets
  (including waivers, excluding fees
  paid indirectly) ..............................       1.24%(3)**     1.11%       1.20%      1.38%**
Ratio of Expenses to Average Net Assets
  (including waivers, and fees paid indirectly) .       1.24%**        1.09%       1.16%      1.29%**
Ratio of Expenses to Average Net Assets
  (excluding waivers, and fees paid indirectly) .       1.32%**        1.41%       1.51%      2.11%**
Ratio of Net Investment Loss to
  Average Net Assets ............................      (0.80)%**     (0.66)%      (0.74)%    (0.79)%**
Portfolio Turnover Rate++........................         50%           126%        147%        88%

+ Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++ Portfolio turnover rate is for the period indicated and has not been annualized.
*   Commenced operations on September 29, 2006.
**  Annualized
(1) Per share data calculated using average shares method.
(2) This amount is inconsistent with the Fund's aggregate net income, gains and losses because of the timing of sales and redemption of Fund shares in relation to fluctuating market values for the investment portfolio.
(3) Expense ratio includes Legal Fees that were considered extraordinary fees accrued outside of the Adviser's expense limitation agreement. Had these fees not been excluded from the Adviser's expense limitation agreement, the ratio would have been 1.23%.
Amounts designated as "--" are zero or rounded to zero.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                    I SHARES
                                                    --------------------------------------
                                                     SIX MONTHS
                                                       ENDED           YEAR         PERIOD
                                                     JANUARY 31,       ENDED        ENDED
                                                        2010          JULY 31,     JULY 31,
                                                    (UNAUDITED)         2009        2008*
                                                    ------------      --------     --------
Net Asset Value, Beginning of Period ............     $ 8.48           $10.42      $11.53
                                                      ------           ------      ------
Income from Operations:
  Net Investment Loss(1) ........................      (0.04)           (0.05)      (0.04)
  Net Realized and Unrealized Gain (Loss)
     on Investments .............................       0.44            (1.89)      (1.07)
                                                      ------           ------      ------
Total from Operations ...........................       0.40            (1.94)      (1.11)
                                                      ------           ------      ------
Redemption Fees                                           --               --          --
                                                      ------           ------      ------
Net Asset Value, End of Period ..................     $ 8.88           $ 8.48      $10.42
                                                      ======           ======      ======
Total Return+ ...................................       4.72%          (18.62)%     (9.63)%
                                                      ======           ======      ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ...........   $161,912         $154,905     $26,616
Ratio of Expenses to Average Net Assets
  (including waivers, excluding fees
  paid indirectly) ..............................       1.11%(2)**       1.04%       1.03%**
Ratio of Expenses to Average Net Assets
  (including waivers, and fees paid indirectly) .       1.11%**          1.03%       1.00%**
Ratio of Expenses to Average Net Assets
  (excluding waivers, and fees paid indirectly) .       1.19%**          1.36%       1.37%**
Ratio of Net Investment Loss to
  Average Net Assets ............................      (0.67)%**        (0.64)%     (0.58)%**
Portfolio Turnover Rate++ .......................         50%             126%        147%

+ Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++ Portfolio turnover rate is for the period indicated and has not been annualized.
*   Commenced operations on December 31, 2007.
**  Annualized
(1) Per share data calculated using average shares method.
(2) Expense ratio includes Legal Fees that were considered extraordinary fees accrued outside of the Adviser's expense limitation agreement. Had these fees not been excluded from the Adviser's expense limitation agreement, the ratio would have been 1. 10%.
Amounts designated as "--" are zero or rounded to zero.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Fund is registered to offer Investor Class Shares and I Shares.

As of February 8, 2010, the Fund was reorganized into a corresponding portfolio of The RBB Fund (see page 30, Shareholder Voting Results).

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

U.S. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference U.S. GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of January 31, 2010.

The following is a summary of the significant accounting policies followed by the Fund:

    Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate a security to be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2010, there were no fair valued securities.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

    In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
    3). The three levels of the fair value hierarchy under ASC 820 are described below:

       o Level 1 -- Unadjusted quoted prices in active markets for identi- cal, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

       o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

       o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

    Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

    For the period ended January 31, 2010, there have been no significant changes to the Fund's fair value methodologies.

    As of January 31, 2010, all the investments of the Fund are classified as Level 1. For details of investment classifications, reference the Schedule of Investments.

    FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

    The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

    "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

    EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

    REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the six months ended January 31, 2010, redemption fees of $836 were retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND

--------------------------------------------------------------------------------

4. ADMINISTRATION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

    0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000, $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2010, the Fund earned credits of $755, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a shareholder servicing fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class Shares of the Fund.

Union Bank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the I Shares and Investor Class Shares (excluding shareholder servicing, interest, taxes, brokerage commissions and extraordinary expenses) to 1.10% of the Fund's average daily net assets attributable to I Shares and Investor Class Shares. To maintain this expense limitation, the Adviser may

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of January 31, 2010, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $442,737, $399,668, and $212,689, expiring in 2011, 2012, and
2013, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the six months ended January 31, 2010 were $185,418,344 and $153,446,815, respectively. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions declared during the years ended July 31, 2009 and July 31, 2008 was as follows.

                  ORDINARY INCOME       LONG-TERM CAPITAL GAIN      TOTAL
                  ---------------       ----------------------    ---------
2009 .........       $      --               $ --                 $     --
2008 .........         903,177                 --                  903,177

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

As of July 31, 2009, the components of Accumulated Losses were as follows:

Capital Loss Carryforwords .................................   $(16,115,071)
Post-October Losses ........................................    (21,792,395)
Unrealized Appreciation ....................................     24,881,203
                                                              -------------
Total Accumulated Losses ...................................   $(13,026,263)
                                                              =============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

                    YEAR EXPIRING                 AMOUNT
                    -------------              -----------
                      July 2017                $15,388,862
                      July 2016                    726,209
                                               -----------
                     Total                     $16,115,071
                                               ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2010 were as follows:

                     AGGREGATE GROSS       AGGREGATE GROSS
        FEDERAL         UNREALIZED           UNREALIZED       NET UNREALIZED
       TAX COST        APPRECIATION         DEPRECIATION       APPRECIATION
     ------------    ---------------       ---------------    --------------
     $298,931,356       $48,286,548         $(16,959,001)       $31,327,547

8. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

9. OTHER:

At January 31, 2010, 38% of total shares outstanding were held by one record shareholders in the Investor Class, 66% of total shares outstanding were held by two record shareholders in the I Shares, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts, which are held on behalf of various shareholders.

10. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2010. However, the following are details related to an event that occurred after January 31, 2010.

Effective February 8, 2010 the Perimeter Small Cap Growth Fund was reorganized into a corresponding portfolio of The RBB Fund (see page 30, Shareholder Voting Results).

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING     ENDING                    EXPENSES
                           ACCOUNT      ACCOUNT      ANNUALIZED     PAID
                            VALUE        VALUE        EXPENSE      DURING
                          08/01/09      01/31/10       RATIOS      PERIOD*
--------------------------------------------------------------------------------
Investor Class Shares
Actual Fund Return         $1,000      $1,047.30        1.24%      $6.40
Hypothetical 5% Return      1,000       1,018.95        1.24        6.31
--------------------------------------------------------------------------------
I Shares
Actual Fund Return          1,000       1,047.20        1.11        5.73
Hypothetical 5% Return      1,000       1,019.61        1.11        5.65
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 11-12, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the firm, including its history, ownership structure, personnel and investment philosophy. The Adviser representatives then reviewed the Adviser's best execution and soft dollar practices, as well as the Fund's portfolio characteristics with respect to sector weightings and top ten holdings. In addition, the representatives discussed the proposed acquisition of the Fund's assets by The RBB Fund, Inc., which was being considered by the Board at the meeting. The representa-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

tives noted that the Adviser would continue to manage the Fund after the acquisition, provided that the transaction is approved by the Board and Fund shareholders. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance over various periods of time and since the Fund's inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, the representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that the Fund's performance was comparable to its benchmark index over various trailing periods. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Fund.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations. The Board noted that the Fund's advisory fee, after waivers, was lower than the average advisory fees paid by similarly managed mutual funds. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its voluntary expense limitation and fee waiver arrangement with the Fund. The Board noted the Adviser's intention to enter into a contractual expense limitation agreement with the Fund for a period of two years from the date of the proposed reorganization into The RBB Fund, Inc., subject to the approval of the reorganization by the Board and Fund shareholders. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (Unaudited)
--------------------------------------------------------------------------------

A Special Meeting of the Shareholders was held on January 14, 2010 for the purpose of considering an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Trust, The RBB Fund, Inc. ("RBB") and Perimeter Capital Management LLC ("Perimeter" or the "Adviser"), which provided for and contemplated: (1) the transfer of all of the assets and liabilities of the Fund to a corresponding investment portfolio of RBB (the "RBB Fund") in exchange for shares of the designated classes of the RBB Fund;
(2) the distribution of the shares of designated classes of the RBB Fund to the shareholders of the Fund; and (3) the subsequent liquidation and termination of the Fund. These motions were approved with the following voting results:

--------------------------------------------------------------------------------
               NO. OF SHARES     % OF OUTSTANDING SHARES    % OF SHARES VOTED
--------------------------------------------------------------------------------
Affirmative     17,877,109              50.03%                   95.14%
Against            172,619               0.48%                    0.92%
Abstain            740,823               2.07%                    3.94%
--------------------------------------------------------------------------------
TOTAL           18,790,551              52.58%                  100.00%
================================================================================

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                                    ADVISER:
                       Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                               Atlanta, GA 30328

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



         This information must be preceded or accompanied by a current prospectus for the Fund.




PCM-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund II


By (Signature and Title)                          /S/: PHILIP T. MASTERSON
                                                  ------------------------------
                                                  Philip T. Masterson, President

Date: April 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                          /S/: PHILIP T. MASTERSON
                                                  ------------------------------
                                                  Philip T. Masterson, President

Date: April 7, 2010


By (Signature and Title)                          /S/: MICHAEL LAWSON
                                                  ------------------------------
                                                  Michael Lawson
                                                  Treasurer, Controller & CFO


Date: April 7, 2010